Schedule of Investments (unaudited)	iShares® Lithium Miners and Producers ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 45.7%
Albemarle Corp.	1,350	$301,172
Chengxin Lithium Group Co. Ltd., Class A	6,900	30,324
Chunbo Co. Ltd.	567	83,530
CNGR Advanced Material Co. Ltd.	5,100	42,382
Crystal Clear Electronic Material Co. Ltd.	2,100	5,763
Do-Fluoride New Materials Co. Ltd., Class A	8,100	22,153
Ganfeng Lithium Group Co. Ltd., Class A	12,300	103,625
Guangzhou Tinci Materials Technology Co. Ltd., Class A	14,400	81,877
Livent Corp.(a)	11,298	309,904
Ningbo Shanshan Co. Ltd.	17,100	35,686
Shenzhen Capchem Technology Co. Ltd., Class A	5,700	40,821
Shenzhen Dynanonic Co. Ltd.	2,100	31,986
Shenzhen Senior Technology Co. Ltd., Class A	9,600	22,761
SK IE Technology Co. Ltd.(a)(b)	2,286	169,360
Sociedad Quimica y Minera de Chile SA, ADR	2,343	170,149
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	6,300	31,130
Tanaka Chemical Corp.(a)	2,100	19,620
Tianqi Lithium Corp., Class A	11,100	107,174
Yunnan Energy New Material Co. Ltd., Class A(a)	6,600	87,810
		1,697,227
Electrical Equipment — 1.7%
Beijing Easpring Material Technology Co. Ltd., Class A	3,900	27,154
Guangdong Jia Yuan Technology Shares Co. Ltd.	3,213	11,922
Ningbo Ronbay New Energy Technology Co. Ltd.	3,399	25,353
		64,429
Metals & Mining — 52.3%
Allkem Ltd.(a)	28,794	309,652
Security	Shares	Value

Metals & Mining (continued)
Argosy Minerals Ltd.(a)	176,421	$46,250
Arizona Lithium Ltd., NVS	338,040	7,255
Core Lithium Ltd.(a)	233,466	141,462
ionner Ltd.(a)	245,274	56,008
Lake Resources NL(a)	178,689	36,174
Latin Resources Ltd., NVS	296,517	63,753
Liontown Resources Ltd.(a)	161,301	307,168
Lithium Americas Corp.(a)	7,926	160,184
Lithium Power International Ltd.(a)	56,694	11,230
Piedmont Lithium Inc.(a)	2,409	139,023
Pilbara Minerals Ltd.	93,636	307,750
Sayona Mining Ltd.(a)	993,714	117,178
Sigma Lithium Corp.(a)	4,014	161,764
Sinomine Resource Group Co. Ltd., Class A	2,400	16,882
Vulcan Energy Resources Ltd.(a)	13,560	38,113
Youngy Co. Ltd.	2,100	19,359
		1,939,205
Total Investments — 99.7%
(Cost: $3,737,286)		3,700,861

Other Assets Less Liabilities — 0.3%		10,515

Net Assets — 100.0%		$3,711,376

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/21/23(a)	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$—	$0	(c)	$—	$—	$—	—	$317	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Lithium Miners and Producers ETF
June 30, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,242,197	$2,458,664	$—	$3,700,861

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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